Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 77,202,843	$ 55,770,823
Short-term investments		26,500,000
Trade and other receivables	4,506,741	4,630,536
Other current assets	130,589	270,514
Claims receivable	55,475	182,141
Inventories	1,979,683	3,064,011
Advances and prepayments	1,409,418	681,413
Restricted cash	659,137	2,519,601
Assets held for sale	34,879,925	11,107,182
Total current assets	120,823,811	104,726,221
Non current assets
Advances for vessels' acquisitions	23,414,570	23,400,000
Operating lease right-of-use assets	99,379	0
Vessels, net	504,295,083	628,478,453
Other receivables	48,040	162,872
Restricted cash	5,893,721	10,864,520
Investments in joint ventures	39,671,603	46,632,720
Deferred finance charges	1,105,790	165,666
Fair value of derivatives	1,858,677	7,102,855
Total non current assets	576,386,863	716,807,086
Total assets	697,210,674	821,533,307
Current liabilities
Payable to related parties	955,567	2,476,663
Trade accounts payable	9,953,137	11,838,243
Accrued and other liabilities	5,681,144	6,923,992
Operating lease liabilities	71,173	0
Deferred income	5,386,126	5,234,978
Current portion of long-term debt	16,624,473	30,083,806
Total current liabilities	$ 38,671,620	$ 56,557,682
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Non current liabilities
Operating lease liabilities	$ 28,206	$ 0
Deferred income	1,928,712	21,451
Long-term debt	106,918,176	247,028,823
Total non current liabilities	108,875,094	247,050,274
Total liabilities	147,546,713	303,607,956
Commitments and contingencies
Stockholders' equity
Capital stock, 5,000,000 preferred shares authorized and zero outstanding with a par value of $0.01 per share, 100,000,000 common shares authorized, 43,527,428 shares issued and 38,202,181 shares outstanding at December 31, 2022 and 45,343,428 shares issued and 36,142,326 shares outstanding at December 31, 2023 with a par value of $0.01 per share	453,434	435,274
Treasury stock, 5,325,247 at December 31, 2022 and 9,201,102 at December 31, 2023 with a par value of $0.01 per share	(44,453,836)	(25,373,380)
Additional paid-in capital	446,938,868	443,620,122
Retained earnings	145,993,681	94,056,852
Accumulated other comprehensive income	731,814	5,186,483
Total stockholders' equity	549,663,961	517,925,351
Total liabilities and stockholders' equity	$ 697,210,674	$ 821,533,307